UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
5/31/15 (Unaudited)

CORPORATE BONDS AND NOTES (86.5%)(a)
			Principal amount	Value

Advertising and marketing services (0.6%)

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			$1,815,000	$1,914,825

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			989,000	1,021,143

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			1,340,000	1,413,700

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			2,465,000	2,588,250

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024			195,000	204,750

				7,142,668
Automotive (1.0%)

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			1,315,000	1,341,300

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			3,597,000	3,803,828

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			1,020,000	1,062,075

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			4,800,000	5,301,600

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			465,000	474,470

Motors Liquidation Co. escrow notes 8 1/4s, 2023			2,555,000	38,325

Motors Liquidation Co. escrow sr. unsec. unsub. notes 8 3/8s, 2033			2,390,000	35,850

Navistar International Corp. sr. notes 8 1/4s, 2021			1,098,000	1,098,000

				13,155,448
Basic materials (9.3%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			3,125,000	3,187,500

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024			415,000	443,013

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			2,985,000	3,626,775

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			1,215,000	1,233,225

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			720,000	740,470

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			3,611,000	3,818,633

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			2,948,000	3,198,580

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			1,595,000	1,818,300

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			1,205,000	1,222,473

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			1,480,000	1,580,048

Cemex SAB de CV 144A company guaranty sr. notes 6 1/8s, 2025 (Mexico)			550,000	554,950

Cemex SAB de CV 144A company guaranty sr. notes 5.7s, 2025 (Mexico)			1,520,000	1,503,280

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			890,000	905,575

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			2,210,000	2,243,150

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			3,065,000	3,087,988

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			3,420,000	3,496,950

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			3,160,000	3,318,000

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			1,574,000	1,547,321

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)			1,654,000	1,594,043

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			2,582,000	2,501,313

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			1,554,000	1,519,035

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			2,326,000	2,514,988

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			1,911,000	2,235,870

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			1,710,000	1,778,400

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			1,127,000	1,062,198

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			5,145,000	5,492,288

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			415,000	421,225

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			1,415,000	1,418,538

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			1,490,000	1,529,113

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			1,220,000	1,104,100

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			2,550,000	2,728,500

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			2,231,000	2,403,903

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			3,440,000	3,100,300

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			3,440,000	34

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			1,510,000	1,576,063

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			1,580,000	1,587,900

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			1,845,000	1,877,448

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			3,525,000	3,692,438

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			1,720,000	1,806,000

PQ Corp. 144A sr. notes 8 3/4s, 2018			2,860,000	2,960,100

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			248,000	254,820

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			3,169,000	3,224,458

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			4,050,000	4,073,085

Sealed Air Corp. 144A company guaranty sr. unsec. notes 8 3/8s, 2021			2,210,000	2,486,250

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			575,000	598,000

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			1,415,000	1,577,725

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			980,000	1,014,300

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024			1,000,000	1,017,500

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			715,000	720,363

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			1,678,000	2,084,915

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			435,000	465,450

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			680,000	701,250

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			1,150,000	1,175,875

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			410,000	415,125

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			3,215,000	3,174,813

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			1,990,000	1,925,325

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			485,000	519,556

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			1,975,000	2,044,125

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			3,911,000	3,725,228

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			3,005,000	3,162,763

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			1,980,000	2,044,350

				118,835,304
Broadcasting (2.5%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			1,865,000	1,972,238

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			2,585,000	2,736,869

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			1,392,000	1,308,480

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			3,605,000	3,839,325

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			3,255,000	3,075,975

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			5,680,000	5,580,600

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			1,025,000	1,058,313

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			1,225,000	1,255,625

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			3,003,000	3,168,165

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			280,000	295,400

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			2,075,000	2,095,750

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			2,430,000	2,527,200

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			1,360,000	1,416,100

Univision Communications, Inc. 144A company guaranty sr. notes 5 1/8s, 2025			654,000	650,403

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			905,000	964,956

				31,945,399
Building materials (0.5%)

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			1,040,000	1,101,100

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			2,715,000	2,737,046

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			995,000	1,029,825

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			1,887,000	2,045,036

Owens Corning company guaranty sr. unsec. notes 9s, 2019			40,000	48,130

				6,961,137
Cable television (3.5%)

Adelphia Communications Corp. escrow bonds zero %, 2016			81,000	709

Adelphia Communications Corp. escrow bonds zero %, 2016			2,223,000	19,451

Adelphia Communications Corp. escrow bonds zero %, 2015			4,000	35

Adelphia Communications Corp. escrow bonds zero %, 2015			4,000	35

Adelphia Communications Corp. escrow bonds zero %, 2015			2,906,000	25,428

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			980,000	1,013,075

Altice Financing SA 144A company guaranty sr.notes 7 7/8s, 2019 (Luxembourg)			900,000	955,125

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)			1,100,000	1,127,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			1,772,000	1,964,705

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			903,000	989,914

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,907,000	2,004,734

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			278,000	283,908

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			3,220,000	3,236,100

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			1,585,000	1,686,044

Cogeco Cable, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020 (Canada)			1,250,000	1,281,625

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			2,035,000	2,213,063

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			1,930,000	1,888,988

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			665,000	751,450

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			2,615,000	2,621,538

Numericable Group SA 144A sr. bonds 6 1/4s, 2024 (France)			3,440,000	3,483,000

Numericable Group SA 144A sr. notes 6s, 2022 (France)			4,070,000	4,098,002

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	410,000	471,130

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$2,610,000	2,707,875

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			2,930,000	3,025,225

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (United Kingdom)			1,265,000	1,337,738

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)			958,500	1,004,029

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			5,724,000	6,110,370

				44,300,796
Capital goods (7.3%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			5,893,000	6,209,749

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			3,300,000	3,762,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			1,630,000	1,723,725

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			2,035,000	2,055,350

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			1,287,000	1,306,305

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			315,000	322,875

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			2,749,000	2,742,128

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			985,000	980,075

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			1,450,000	1,497,125

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			1,515,000	1,448,719

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,647,000	4,011,700

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			1,465,000	1,684,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			2,610,000	2,740,500

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			5,095,000	4,687,400

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			1,110,000	1,154,400

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			3,690,000	3,736,125

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			3,362,000	4,671,845

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			4,656,000	5,028,480

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			3,435,000	3,203,138

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			3,005,000	3,095,150

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			3,220,000	3,430,298

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			3,130,000	3,263,025

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			1,240,000	1,283,400

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			1,990,000	2,004,925

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			4,387,000	4,617,318

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			779,000	826,714

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			1,020,000	1,074,825

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			3,740,000	3,885,486

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 3/4s, 2022 (Netherlands)(PIK)			570,000	623,438

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			2,880,000	2,995,200

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			1,785,000	1,869,788

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			1,085,000	1,103,988

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			860,000	930,950

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			2,946,000	3,004,920

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			1,705,000	1,705,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			3,175,000	3,175,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			1,950,000	1,984,125

				93,839,939
Coal (0.2%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			2,145,000	289,575

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			1,790,000	1,669,175

				1,958,750
Commercial and consumer services (1.0%)

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			3,535,000	3,487,631

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			3,325,000	3,374,875

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			2,675,000	2,835,500

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			2,675,000	2,721,813

				12,419,819
Consumer (0.5%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			1,725,000	1,770,281

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			140,000	149,800

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	186,813

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			1,118,000	1,176,695

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			1,390,000	1,431,700

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			1,350,000	1,434,375

				6,149,664
Consumer staples (5.6%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			3,185,000	3,320,363

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			2,800,000	3,006,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			1,000,000	1,002,500

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			990,000	991,238

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			5,010,000	5,195,370

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			4,505,000	4,651,413

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			1,940,000	1,969,100

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			5,374,000	5,689,723

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			675,000	680,063

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			2,576,000	2,904,440

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2024			225,000	233,156

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			180,000	184,275

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			3,555,000	3,546,113

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			545,000	553,175

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			2,560,000	2,656,000

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			2,860,000	2,413,125

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			1,845,000	1,900,350

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			120,000	127,980

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,755,000	3,967,158

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			685,000	723,703

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			735,000	765,319

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			5,405,000	5,817,131

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			1,160,000	1,177,400

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			2,015,000	2,045,225

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			3,940,000	3,949,850

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			2,480,000	2,579,200

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			902,000	987,690

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			2,700,000	2,743,875

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			1,770,000	1,767,788

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			2,385,000	2,408,850

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			1,150,000	1,242,000

				71,200,073
Energy (oil field) (1.1%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,325,000	1,238,875

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			4,068,000	3,986,640

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2021			415,000	405,663

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			1,160,000	1,235,400

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			290,000	311,388

FTS International, Inc. 144A company guaranty sr. FRN 7.808s, 2020			1,567,000	1,566,318

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			2,088,000	1,351,980

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,800,000	2,023,000

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			1,239,000	867,300

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	1,400,000	1,035,703

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			$665,000	479,000

				14,501,267
Energy (other) (0.2%)

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,574,000	2,181,465

				2,181,465
Entertainment (1.7%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			975,000	1,065,870

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			1,760,000	1,834,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			645,000	672,413

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			1,846,000	1,882,920

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			1,179,000	1,183,362

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			75,000	80,438

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			2,805,000	2,903,175

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			955,000	988,425

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			770,000	768,075

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			2,590,000	2,622,375

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			2,357,000	2,421,818

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			5,519,000	5,698,368

				22,122,039
Financials (9.0%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			2,885,000	2,964,338

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			4,645,000	4,679,838

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			4,640,000	5,707,200

American International Group, Inc. jr. sub. FRB 8.175s, 2058			2,072,000	2,820,510

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			1,200,000	1,302,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			2,515,000	2,543,294

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			1,075,000	1,136,813

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			1,020,000	1,091,400

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			1,125,000	1,158,750

CIT Group, Inc. sr. unsec. notes 5s, 2023			1,435,000	1,467,288

CIT Group, Inc. sr. unsec. notes 5s, 2022			1,090,000	1,119,975

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			2,460,000	2,610,675

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			150,000	161,430

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			95,000	94,881

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			2,780,000	2,126,700

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			1,255,000	1,302,063

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			1,325,000	1,369,653

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			1,595,000	1,694,688

Communications Sales & Leasing, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2023(R)			750,000	765,000

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			1,726,000	845,740

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			2,115,000	2,141,438

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			1,060,000	1,099,750

Credit Suisse Group AG 144A jr. unsec. sub. FRN 7 1/2s, perpetual maturity (Switzerland)			695,000	740,175

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			330,000	323,813

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			2,555,000	1,967,350

Dresdner Funding Trust I 144A bonds 8.151s, 2031			4,910,000	6,186,600

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			1,990,000	2,079,550

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			2,150,000	2,160,750

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			1,016,000	637,540

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			705,000	701,475

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			4,028,000	4,158,910

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			2,183,000	2,346,725

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			2,445,000	2,564,194

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			1,605,000	1,717,350

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			830,000	1,006,375

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	1,605,000	4,323,557

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			$343,000	364,866

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			1,440,000	1,551,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			1,380,000	1,400,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			2,340,000	2,249,325

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			2,340,000	2,515,500

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			1,892,000	1,773,750

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			2,340,000	2,505,251

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			1,790,000	1,919,775

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			2,565,000	2,571,413

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			3,251,000	3,137,215

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			900,000	982,125

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)			6,390,000	8,099,325

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			1,470,000	1,598,669

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			1,670,000	1,782,725

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			940,000	948,253

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			835,000	931,025

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			615,000	631,913

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020			1,698,000	1,698,000

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			1,919,000	1,631,150

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			3,680,000	3,753,600

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			2,110,000	1,935,925

				115,099,893
Gaming and lottery (2.9%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			2,030,000	2,065,525

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			2,050,000	2,224,250

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	3,534,000	2,990,942

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			$770,000	796,950

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			795,000	864,563

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			5,127,465	5,473,569

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			3,500,000	3,556,875

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			1,563,000	1,641,150

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			6,261,000	6,734,488

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			740,000	691,900

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			7,114,000	6,882,795

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			675,000	516,375

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			1,935,000	2,017,238

				36,456,620
Health care (8.2%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			3,145,000	3,255,075

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			1,675,000	1,675,000

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			1,633,000	1,669,743

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			2,415,000	2,535,750

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			1,170,000	1,213,875

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			865,000	889,869

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			535,000	571,118

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			2,860,000	2,877,875

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			872,000	861,100

ConvaTec Healthcare D SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,139,486

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$2,131,000	2,248,205

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			3,825,000	3,361,219

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			760,000	768,075

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. sub. notes 5s, 2025			1,965,000	1,947,806

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			2,280,000	2,385,450

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			4,244,000	4,312,965

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			1,298,000	1,265,550

Endo Finance, LLC/Endo, Ltd./Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025			1,535,000	1,554,188

Halyard Health, Inc. 144A sr. unsec. notes 6 1/4s, 2022			3,685,000	3,878,463

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			690,000	710,700

HCA, Inc. sr. notes 6 1/2s, 2020			3,955,000	4,419,713

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			705,000	824,850

Horizon Pharma Financing, Inc. 144A sr. unsec. notes 6 5/8s, 2023			790,000	812,713

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			1,154,000	1,206,651

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			630,000	644,175

Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			1,355,000	1,454,931

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			1,765,000	1,793,681

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			3,215,000	3,456,125

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			3,050,000	3,072,875

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,645,000	1,725,194

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			2,145,000	2,240,335

Omnicare, Inc. sr. unsec. notes 5s, 2024			395,000	436,475

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			945,000	1,027,688

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			3,830,000	4,098,100

Quintiles Transnational Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			1,115,000	1,131,725

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			4,460,000	4,727,600

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			2,554,000	2,720,010

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			1,560,000	1,571,700

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			745,000	759,900

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			485,000	501,674

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			4,300,000	4,257,000

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,270,000	2,468,625

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			2,520,000	2,696,400

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			1,990,000	2,134,275

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			410,000	428,963

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			430,000	457,413

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			925,000	959,688

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			1,100,000	1,119,250

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			2,100,000	2,186,625

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			2,345,000	2,430,006

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			2,250,000	2,340,000

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			4,630,000	4,870,181

				104,096,053
Homebuilding (2.0%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			3,240,000	3,329,100

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			815,000	823,395

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			4,520,000	4,746,000

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			2,591,000	2,568,329

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			1,300,000	1,332,500

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			2,240,000	2,329,600

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			1,490,000	1,445,300

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,635,000	1,896,600

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			1,798,000	1,914,870

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			1,230,000	1,279,200

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			1,035,000	1,014,300

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			650,000	653,250

Tri Pointe Holdings, Inc. 144A sr. unsec. unsub. notes 5 7/8s, 2024			2,506,000	2,465,278

				25,797,722
Lodging/Tourism (0.6%)

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			3,195,000	3,290,850

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			569,000	654,350

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			4,082,000	3,898,310

				7,843,510
Media (0.3%)

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			3,885,000	3,986,981

				3,986,981
Oil and gas (9.2%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			2,235,000	2,229,413

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			1,545,000	1,586,715

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			2,365,000	2,394,563

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			2,847,000	2,747,355

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			255,000	248,064

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			4,415,000	4,061,800

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			1,445,000	1,376,363

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			2,970,000	2,405,700

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	790,000	923,883

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			$1,180,000	1,244,900

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			675,000	666,563

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			1,345,000	1,281,113

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			3,145,000	2,600,522

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			1,955,000	2,055,194

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			3,545,000	3,598,110

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,280,000	1,267,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			1,748,000	1,678,080

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			1,689,000	1,156,965

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			3,872,000	4,094,640

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2023			1,390,000	1,417,800

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			45,000	32,513

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			6,110,000	4,292,275

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			1,240,000	1,258,600

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			1,431,000	1,556,213

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			645,000	669,188

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			1,980,000	1,925,550

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			3,303,000	2,393,024

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			1,935,000	1,552,838

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			1,385,000	1,194,563

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			4,910,000	4,198,050

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			699,000	38

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			2,825,000	565,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			3,240,000	3,418,200

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024			1,130,000	1,189,325

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			1,390,000	1,438,650

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,130,000	1,146,950

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 1/2s, 2021			540,000	544,050

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,445,000	4,545,013

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			2,635,000	1,080,350

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			3,840,000	1,593,600

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			1,390,000	1,386,525

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			1,400,000	1,379,000

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			1,030,000	1,091,903

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			1,350,000	1,373,625

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			1,385,000	1,457,713

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			4,646,000	4,959,605

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			1,060,000	1,115,650

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			4,125,000	340,313

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			2,760,000	2,737,575

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			2,300,000	2,324,150

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			1,470,000	1,575,179

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			1,280,000	819,200

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			3,259,000	2,900,510

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			1,255,000	1,311,475

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			435,000	452,400

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			1,190,000	1,005,550

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			2,657,000	2,590,575

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			5,660,000	5,759,050

Williams Cos., Inc. (The) notes 7 3/4s, 2031			438,000	521,441

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			639,000	781,721

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			3,210,000	3,454,763

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			2,355,000	2,396,213

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			1,730,000	1,742,975

				117,106,044
Publishing (0.3%)

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			1,360,000	1,421,200

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			1,188,000	1,242,945

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			1,605,000	1,617,038

				4,281,183
Regional Bells (0.1%)

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			1,605,000	1,545,816

				1,545,816
Retail (2.4%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			275,000	290,813

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			850,000	954,007

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			2,434,000	2,424,873

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			1,941,000	1,572,210

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			870,000	917,850

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			605,000	634,494

First Cash Financial Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021 (Mexico)			85,000	89,888

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			350,000	352,625

JC Penney Corp, Inc. company guaranty sr. unsec. notes 5 3/4s, 2018			630,000	622,125

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			420,000	379,050

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,815,000	1,733,325

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			3,805,000	3,700,363

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			1,470,000	1,591,275

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,996,000	2,045,900

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			4,415,000	4,768,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			1,355,000	1,453,238

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			2,490,000	2,639,400

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			1,860,000	1,925,100

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			1,585,000	1,666,231

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			1,105,000	1,138,150

				30,899,117
Technology (3.6%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			2,315,000	2,439,431

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			3,185,000	3,376,100

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			2,796,000	2,394,075

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			6,075,000	6,075,000

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			2,400,000	2,745,000

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			2,586,000	2,757,323

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			2,000	2,138

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			715,000	748,963

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			2,329,000	2,509,498

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			3,775,000	3,921,848

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			2,400,000	2,544,000

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			2,195,000	2,304,750

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			2,035,000	2,035,000

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			3,075,000	3,121,125

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			3,360,000	3,452,400

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			1,500,000	1,565,625

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			820,000	729,800

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			2,965,000	3,217,025

				45,939,101
Telecommunications (5.4%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			7,330,000	7,403,300

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)			3,180,000	3,140,250

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			1,611,000	1,631,138

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			3,355,000	3,537,009

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			1,640,000	1,705,600

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			935,000	969,595

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			3,785,000	3,751,881

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			1,652,000	1,817,200

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			1,111,000	1,127,665

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			2,333,000	2,076,370

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			4,074,000	3,676,785

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			1,925,000	1,965,906

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			985,000	1,062,569

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			934,000	1,000,548

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			965,000	1,022,900

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			1,275,000	1,300,500

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			610,000	686,250

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,436,000	2,833,472

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			210,000	220,500

Sprint Capital Corp. company guaranty 6 7/8s, 2028			5,247,000	4,735,418

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			1,325,000	1,349,844

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			2,086,000	2,391,078

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			9,165,000	9,319,889

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			4,075,000	4,100,469

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			4,385,000	4,242,488

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			1,405,000	1,464,713

				68,533,337
Telephone (1.7%)

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			480,000	512,400

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			540,000	563,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			405,000	431,831

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			1,015,000	1,080,975

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			3,541,000	3,735,755

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			4,140,000	4,321,125

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			2,514,000	2,649,128

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			2,353,000	2,458,885

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			1,615,000	1,676,572

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			938,000	1,010,695

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			2,417,000	2,284,065

Windstream Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			1,705,000	1,432,200

				22,157,256
Tire and rubber (0.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			2,661,000	2,814,008

				2,814,008
Transportation (0.6%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			3,445,000	3,324,425

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			4,052,000	4,133,040

				7,457,465
Utilities and power (5.0%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			1,291,000	1,510,470

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			5,505,000	5,463,713

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			2,965,000	3,331,919

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			950,000	916,750

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			5,635,000	5,670,219

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			1,100,000	1,174,250

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			550,000	589,188

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			3,492,000	3,852,577

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			527,000	553,350

Dynegy, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022			225,000	239,625

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			4,379,000	4,630,793

Dynegy, Inc. 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			150,000	160,875

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			1,597,000	1,977,289

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			2,519,128	2,878,104

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			1,785,000	2,039,363

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			695,000	729,750

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			3,485,000	3,794,294

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			1,045,000	1,046,306

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			1,285,000	1,207,900

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			2,651,000	2,551,588

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			765,000	787,950

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	629,825

Kinder Morgan, Inc./DE sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	142,942

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			5,521,000	5,914,371

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018			260,000	289,770

NRG Yield Operating, LLC 144A company guaranty sr. unsec. notes 5 3/8s, 2024			1,310,000	1,349,300

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			200,000	213,820

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			2,840,000	3,109,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,720,000	1,780,200

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			1,260,000	1,317,456

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			1,228,000	1,234,754

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			2,385,000	2,492,325

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			1,345,000	864,163

				64,444,999

Total corporate bonds and notes (cost $1,107,049,110)				$1,105,172,873

SENIOR LOANS (5.1%)(a)(c)
			Principal amount	Value

Capital goods (0.1%)

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			$1,532,300	$1,523,920

				1,523,920
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			2,470,000	2,527,892

				2,527,892
Consumer cyclicals (3.0%)

American Tire Distributors, Inc. bank term loan FRN 5 1/4s, 2021			610,000	615,592

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020			1,130,000	1,127,175

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			5,210,117	4,899,141

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 13s, 2017			1,029,825	950,228

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			3,706,988	3,317,754

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			3,121,044	3,099,587

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022			780,000	786,699

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			2,325,154	1,904,204

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.934s, 2019			2,546,000	2,381,875

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			3,872,657	3,859,102

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			1,210,000	1,214,538

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			2,812,651	2,814,702

PetSmart, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022			3,125,000	3,134,981

ROC Finance, LLC bank term loan FRN 5s, 2019			1,723,133	1,697,286

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			1,565,000	1,533,700

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			1,600,000	1,574,667

Univision Communications, Inc. bank term loan FRN 4s, 2020			1,429,088	1,426,026

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,340,707	1,317,244

				37,654,501
Consumer staples (0.3%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			1,885,950	1,865,520

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,440,000	1,312,800

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,145,000	1,148,937

				4,327,257
Energy (0.4%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			3,046,887	2,508,602

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			857,500	605,609

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			2,546,000	1,807,660

				4,921,871
Financials (—%)

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			442,774	452,183

				452,183
Health care (0.5%)

Concordia Healthcare Corp. bank term loan FRN Ser. B, 4 3/4s, 2022 (Canada)			815,000	819,075

Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019			2,618,138	2,615,957

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			2,570,053	2,560,875

				5,995,907
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.685s, 2017			639,160	635,819

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			1,640,000	1,615,656

				2,251,475
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022			2,345,000	2,336,626

				2,336,626
Utilities and power (0.2%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017			4,891,407	3,031,450

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017			50,201	31,112

				3,062,562

Total senior loans (cost $69,200,256)				$65,054,194

COMMON STOCKS (1.2%)(a)
			Shares	Value

Ally Financial, Inc.(NON)			113,460	$2,572,138

CIT Group, Inc.			35,508	1,642,600

Connacher Oil and Gas, Ltd. (Canada)(NON)			52,324	115,704

DISH Network Corp. Class A(NON)			28,200	1,996,278

EP Energy Corp. Class A(NON)			116,332	1,529,766

General Motors Co.			47,411	1,705,374

Huntsman Corp.			67,975	1,525,359

Live Nation Entertainment, Inc.(NON)			25,100	717,860

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			87,188	3,488

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			87,188	3,488

Penn National Gaming, Inc.(NON)			122,145	2,031,271

Seventy Seven Energy, Inc.(NON)			60,780	358,602

Spectrum Brands Holdings, Inc.			13,280	1,283,512

Tribune Co. Class 1C(F)			297,958	74,489

Vantage Drilling Co.(NON)			949,728	323,857

Total common stocks (cost $18,558,971)				$15,883,786

CONVERTIBLE PREFERRED STOCKS (1.0%)(a)
			Shares	Value

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)			2,467	$2,614,946

American Tower Corp. $5.50 cv. pfd.(R)			18,500	1,877,010

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			14,630	1,504,696

EPR Properties Ser. C, $1.438 cv. pfd.(R)			114,663	2,737,579

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			40,485	2,784,153

Tyson Foods, Inc. $2.375 cv. pfd.			29,624	1,539,559

Total convertible preferred stocks (cost $11,965,686)				$13,057,943

PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			1,981	$2,000,810

Citigroup, Inc. Ser. K, $1.719 ARP			26,600	717,402

M/I Homes, Inc. Ser. A, $2.438 pfd.			53,597	1,373,691

Total preferred stocks (cost $3,435,048)				$4,091,903

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$1,377,000	$1,742,766

Jazz Technologies, Inc. company guaranty cv. sr. unsec. bonds 8s, 2018			1,132,000	1,870,630

Total convertible bonds and notes (cost $2,599,435)				$3,613,396

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

General Motors Co.	7/10/19	$18.33	18,319	$327,361

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	672,570	—

Total warrants (cost $407,932)				$327,361

SHORT-TERM INVESTMENTS (4.6%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	58,324,193	$58,324,193

U.S. Treasury Bills 0.02%, August 20, 2015(SEGCCS)			$523,000	522,988

Total short-term investments (cost $58,847,175)				$58,847,181

TOTAL INVESTMENTS

Total investments (cost $1,272,063,613)(b)				$1,266,048,637

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $12,823,862) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	7/15/15	$45,000	$44,181	$(819)
Credit Suisse International
	British Pound	Buy	6/17/15	809,194	813,918	(4,724)
Goldman Sachs International
	Euro	Sell	6/17/15	1,817,152	1,859,404	42,252
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/15/15	1,448,907	1,424,356	(24,551)
	Euro	Buy	6/17/15	595,172	609,205	(14,033)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/15/15	2,288,228	2,248,060	(40,168)
UBS AG
	British Pound	Sell	6/17/15	4,406,478	4,432,397	25,919
	Euro	Sell	6/17/15	1,366,544	1,392,341	25,797

Total						$9,673

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 24 Index	B+/P	$832,016	$11,870,000	6/20/20	500 bp	$(35,540)

	Total		$832,016	$(35,540)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,277,431,691.
(b)	The aggregate identified cost on a tax basis is $1,274,269,560, resulting in gross unrealized appreciation and depreciation of $36,336,291 and $44,557,214, respectively, or net unrealized depreciation of $8,220,923.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$56,222,398	$463,441,295	$461,339,500	$33,482	$58,324,193
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
At the close of the reporting period, the fund maintained liquid assets totaling $11,937,368 to cover certain derivative contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $84,295 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,525,359	$—	$—
Communication services	1,996,278	—	—
Consumer cyclicals	4,454,505	—	74,489
Consumer staples	1,283,512	—	—
Energy	2,327,929	—	6,976
Financials	4,214,738	—	—
Total common stocks	15,802,321	—	81,465
Convertible bonds and notes	$—	$3,613,396	$—
Convertible preferred stocks	5,399,099	7,658,844	—
Corporate bonds and notes	—	1,105,098,626	74,247
Preferred stocks	717,402	3,374,501	—
Senior loans	—	65,054,194	—
Warrants	327,361	—	—
Short-term investments	58,324,193	522,988	—

Totals by level	$80,570,376	$1,185,322,549	$155,712

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$9,673	$—
Credit default contracts	—	(867,556)	—

Totals by level	$—	$(857,883)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
&#Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$867,556
Foreign exchange contracts	93,968	84,295
Equity contracts	327,361	—

Total	$421,329	$951,851

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$16,200,000
Centrally cleared credit default contracts (notional)		$3,600,000
Warrants (number of warrants)		700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Capital Inc. (clearing broker)	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—
	Forward currency contracts#	—	—	—	42,252	—	—	51,716	93,968

	Total Assets	$—	$—	$—	$42,252	$—	$—	$51,716	$93,968

	Liabilities:
	Centrally cleared credit default contracts§	—	2,727	—	—	—	—	—	2,727
	Forward currency contracts#	819	—	4,724	—	38,584	40,168	—	84,295

	Total Liabilities	$819	$2,727	$4,724	$—	$38,584	$40,168	$—	$87,022

	Total Financial and Derivative Net Assets	$(819)	$(2,727)	$(4,724)	$42,252	$(38,584)	$(40,168)	$51,716	$6,946
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(819)	$(2,727)	$(4,724)	$42,252	$(38,584)	$(40,168)	$51,716

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015